Shareholder Report, Holdings (Details)	May 31, 2025
C000119983 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119983 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119983 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119983 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119983 | Japan Treasury Discount Bill
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119983 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119983 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119983 | Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119983 | Conagra Foods
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119983 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119983 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000119983 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000119983 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000119983 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119983 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000119983 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119983 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119983 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119983 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000119983 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193195 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193195 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193195 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193195 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193195 | Japan Treasury Discount Bill
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193195 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193195 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193195 | Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193195 | Conagra Foods
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193195 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193195 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000193195 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000193195 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000193195 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193195 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193195 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193195 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193195 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193195 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193195 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225825 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225825 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225825 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225825 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225825 | Japan Treasury Discount Bill
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225825 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225825 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225825 | Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225825 | Conagra Foods
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225825 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225825 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000225825 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000225825 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225825 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000225825 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225825 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225825 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225825 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225825 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225825 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%